20 PAYMENT TO SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2019
Payment To Shareholders [Abstract]
Schedule of deliberate and paid dividends

The dividends are calculated in accordance with the Company’s Bylaws and in accordance with the Brazilian Corporate Law. The following is the calculation of dividends for 2019:

Allocation of profits
		12/31/2019
Profit for the year		1,789,067
Dividends and interest on equity prescribed		2,209
Allocation of profits		1,791,276

Proposed destination:
Legal reserve	5%	(89,454)
Mandatory minimum dividends:	25%	(424,903)
Interim dividends approved by RCA on 09/18/2019		(412,659)
- Proposed dividends		(12,244)
Intended for statutory reserve of working capital		(1,276,919)
		(1,791,276)

Weighted average number of shares		1,380,114,547
Dividends per share		0.307875

In current liabilities
Dividends to be paid on December 31, 2018		900,541
Interim dividends approved on 09/18/2019		412,659
Proposed dividends		12,244
Dividends and interest on equity prescribed		(2,209)
Dividends paid in the exercise		(1,309,983)
Dividends to be paid on December 31, 2019		13,252

Schedule of distributions of dividends and interest	In 2019, the distributions of dividends and interest on equity were approved as follows:
Consolidated
Dividend	1,856,297
Interest on equity	65,020
1,921,317

Schedule of dividends and interest on equity

In 2019, dividends and interest on equity were paid as follows:

	Dividend	Interest on equity	TOTAL
Controlling shareholders	1,309,983		1,309,983
Non-controlling shareholders (*)	545,306	65,020	610,326
	1,855,289	65,020	1,920,309

(*) Refers to dividends and interest on equity distributed to minority shareholders of CSN Mineração.